DIRECT COMMERCIAL PROPERTY EXPENSE	6 Months Ended
Jun. 30, 2023
Direct operating expense from investment property [abstract]
DIRECT COMMERCIAL PROPERTY EXPENSE	DIRECT COMMERCIAL PROPERTY EXPENSE
The components of direct commercial property expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Property maintenance	$211	$172	$409	$352
Real estate taxes	155	140	340	287
Employee compensation and benefits	37	37	93	73
Depreciation and amortization	13	6	25	15
Lease expense(1)	5	3	9	6
Other	131	94	264	189
Total direct commercial property expense	$552	$452	$1,140	$922
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.